Leases (Details) € in Thousands, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 EUR (€)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2023 USD ($)
Leases (Details) [Line Items]
Percentage of rent	2.00%		2.00%
Rent years	3 years									3 years
Lease liability	€ 24,380
Right-of-use asset	30,967			€ 30,020						$ 34,251
Payment of lease liabilities	€ 2,527
Annual rent increases percentage	2.00%		2.00%
Right-of-use asset	€ 2,142
Interest expenses on lease liability (in New Shekels)	407	[1]	₪ 66	370	[1]	₪ 74	€ 367	[1]	₪ 73
Discontinued Operation [Member]
Leases (Details) [Line Items]
Depreciation expenses	€ 111			€ 117			€ 110
Talco Solar LLC [Member]
Leases (Details) [Line Items]
Operating Lease Agreement Term	25-35 years		25-35 years
Annual rent	€ 207
Ellomay Solar photovoltaic [Member]
Leases (Details) [Line Items]
Operating Lease Agreement Term	24 years and 11 months		24 years and 11 months
Lease Expire dates	July 2046		July 2046
Capitalized rent	€ 7,758		₪ 28,800
Quarterly rent (in New Shekels) | ₪			₪ 165
Lease liability	10,629
Right-of-use asset	€ 10,629
Ellomay Solar Italy One Srl [Member]
Leases (Details) [Line Items]
Operating Lease Agreement Term	31 years		31 years
Capitalized rent	€ 397
Lease liability	2,527
Payment of lease liabilities	208
Office Space [Member]
Leases (Details) [Line Items]
Payment of lease liabilities	262
Material Lease Agreements [Member]
Leases (Details) [Line Items]
Lease liability	€ 2,142

[1]	The remainder of the depreciation and the interest is capitalized to fixed assets.